Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other In Consolidated Statement Of Cash Flow [abstract]
Non-cash employee benefit charges	$ 160	$ 162
Net gains on foreign exchange and derivative financial instruments	(441)	(8)
Revaluation of Refinitiv warrants (see note 19)	0	(9)
Fair value adjustments (see note 5)	(19)	(8)
Other	24	(2)
Total	$ (276)	$ 135